Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity Note Disclosure [Text Block]
Note 15 - Stockholders’ Equity

Contribution by Shareholders

On December 3, 2009, and December 9, 2009, shareholders made cash contribution of $2 million and $400,000 to the Company, respectively. On September 21, 2010, shareholders contributed an additional $500,000 in cash to the Company.

In January 2011, Nova Furniture BVI issued an additional 9,998 shares, of which 8,123 shares were issued to Nova Holdings BVI and 1,875 shares were issued to St. Joyal. St. Joyal is committed to pay $2.4 million by January 1, 2014, in exchange for its 18.75% equity interest in Nova Furniture BVI. As of June 30, 2011, St. Joyal has not made any payment to the Company on the $2.4 million.

Dividend declared and paid

The Company declared and paid dividends of $0 and $712,370 to its shareholders from Nova Macao’s net income for the six months ended June 30, 2011 and 2010, respectively.

Note 13 - Stockholders’ Equity

Contribution by Shareholders

On December 3, 2009 and December 9, 2009, shareholders made cash contribution of $2,000,000 and $400,000 to the Company, respectively. On September 21, 2010, shareholders contributed additional $500,000 cash to the Company. As of December 31, 2010 and 2009, the Company had $10,912,498 and $10,412,498 paid in capital, respectively.

Dividend declared and paid

The Company declared and paid dividend to its shareholders from Nova Macao’s 2010 and 2009 net income for $2,172,590 and $6,267,815, respectively.